Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	35
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$52,225,015.03	0.1237560	$34,880,127.87	0.0826543	$17,344,887.16
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$287,455,015.03	0.1931523	$270,110,127.87	0.1814976	$17,344,887.16

Weighted Avg. Coupon (WAC)	4.10%		4.10%
Weighted Avg. Remaining Maturity (WARM)	28.63		27.75
Pool Receivables Balance	$321,123,780.69		$303,550,136.36
Remaining Number of Receivables	34,461		33,705

Adjusted Pool Balance	$318,108,759.39		$300,763,872.23

III. COLLECTIONS

Principal:
Principal Collections	$17,103,221.48
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$467,892.36
Total Principal Collections	$17,571,113.84

Interest:
Interest Collections	$1,067,892.88
Late Fees & Other Charges	$49,287.52
Interest on Repurchase Principal	$-
Total Interest Collections	$1,117,180.40

Collection Account Interest	$185.74
Reserve Account Interest	$37.88
Servicer Advances	$-

Total Collections	$18,688,517.86

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	35
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$18,688,517.86
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,688,517.86

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$267,603.15	$-	$267,603.15	$267,603.15
Collection Account Interest					$185.74
Late Fees & Other Charges					$49,287.52
Total due to Servicer					$317,076.41

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$24,371.67		$24,371.67
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$126,371.67		$126,371.67	$126,371.67

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$18,169,233.53

7. Regular Principal Distribution Amount:					$17,344,887.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,344,887.16
Class A-4 Notes				$-
Class A Notes Total:		$17,344,887.16		$17,344,887.16
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$17,344,887.16		$17,344,887.16

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					824,346.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,015,021.30
Beginning Period Amount	$3,015,021.30
Current Period Amortization	$228,757.17
Ending Period Required Amount	$2,786,264.13
Ending Period Amount	$2,786,264.13
Next Distribution Date Amount	$2,567,431.64

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	35
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	9.64%	10.19%	10.19%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.97%	33,021	97.33%	$295,443,464.35
30 - 60 Days	1.59%	535	2.06%	$6,255,503.02
61 - 90 Days	0.39%	131	0.52%	$1,586,804.60
91-120 Days	0.05%	17	0.08%	$243,678.44
121 + Days	0.00%	1	0.01%	$20,685.95
Total		33,705		$303,550,136.36

Delinquent Receivables 30+ Days Past Due
Current Period	2.03%	684	2.67%	$8,106,672.01
1st Preceding Collection Period	1.92%	660	2.44%	$7,841,311.90
2nd Preceding Collection Period	1.87%	674	2.40%	$8,186,572.34
3rd Preceding Collection Period	1.77%	686	2.35%	$8,528,496.00
Four-Month Average	1.90%		2.46%

Repossession in Current Period		21		$270,076.44
Repossession Inventory		87		$152,113.83

Current Charge-Offs
Gross Principal of Charge-Offs				$470,422.85
Recoveries				$(467,892.36)
Net Loss				$2,530.49

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.01%

Average Pool Balance for Current Period				$312,336,958.52

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.01%
1st Preceding Collection Period				1.11%
2nd Preceding Collection Period				0.38%
3rd Preceding Collection Period				0.39%
Four-Month Average				0.47%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	43	2,173	$32,318,647.46
Recoveries	53	1,933	$(19,901,934.86)
Net Loss			$12,416,712.60
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	32	1,813	$12,531,965.33
Average Net Loss for Receivables that have experienced a Net Loss			$6,912.28

Principal Balance of Extensions			$1,238,286.50
Number of Extensions			105

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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